Schedule III - Real Estate And Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Schedule III - Real Estate And Accumulated Depreciation [Abstract]
Schedule III - Real Estate And Accumulated Depreciation

Kennedy-Wilson Holdings, Inc. and Subsidiaries

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

(Dollars in thousands)

		Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Balance at December 31, 2010
Description	Encumbrances	Land	Building & Improvements	Improvements	Carrying Costs	Land	Building & Improvements	Total	Accumulated Depreciation	Depreciable Life in Years	Date of Construction	Date Acquired
Commercial
Commercial building, Tokyo, Japan	$2,784,000	$3,970,000	$3,230,000	$2,080,000	$—	$5,065,000	$4,215,000	$9,280,000	$(389,000)	37 yrs	2007	2008
Commercial building, Carlsbad, CA	—	495,000	257,000	—	—	495,000	257,000	752,000	—	37 yrs	1983	2010
Multifamily
204-unit Apartment building, Lompoc, CA	17,497,000	5,329,000	20,150,000	301,000	—	5,329,000	20,451,000	25,780,000	(3,387,000)	39 yrs	1986	2008
Residential
Single family home, Kona, HI	—	4,111,000	4,250,000	363,000	—	4,474,000	4,250,000	8,724,000	(226,000)	39 yrs	2008	2008
Condominium unit, Seattle, WA	—	—	500,000	—		—	500,000	500,000	—	2007	2010
Land
Single family home lot, Kona, HI	4,250,000	4,101,000	—	—	—	4,101,000	—	4,101,000	—	N/A	N/A	2010
2700 acres, Oahu, HI	—	31,741,000	3,753,000	431,000	—	32,060,000	4,665,000	36,725,000	(4,000)	N/A	1912	2010
Land, Kent, WA	—	733,000		112,000	—	845,000		845,000	—	N/A	N/A	2008

	$24,531,000	$50,480,000	$32,140,000	$3,287,000	$—	$52,369,000	$34,338,000	$86,707,000	$(4,006,000)

Kennedy-Wilson Holdings, Inc. and Subsidiaries

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010, 2009, and 2008

(Dollars in thousands)

Changes in real estate for the years ended December 31 were as follows:

	For the year ended December 31,
	2010	2009
Balance at the beginning of period	$46,123,000	$50,883,000
Additions during the period:
Improvements	—	111,000
Acquisitions	52,228,000	35,689,000
Deductions during the period:
Dispositions	(11,644,000)	(40,560,000)

Balance at close of period	$86,707,000	$46,123,000

Changes in accumulated depreciation for the years ended December 31 were as follows:

	For the year ended December 31,
	2010	2009	2008
Balance at the beginning of period	$3,070,000	$2,156,000	$18,000
Additions during the period:
Depreciation expense	1,339,000	914,000	664,000
Deductions during the period:
Dispositions	(403,000)	—	1,474,000

Balance at close of period	$4,006,000	$3,070,000	$2,156,000